Income tax	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Income tax
Income tax
21.	Income tax

The statutory income tax rate for the Company’s subsidiaries in Mainland China is 25% for the three months ended March 31, 2023 and 2022. The effective income tax rate for the three months ended March 31, 2023 and 2022 was nil. The effective income tax rate for the three months ended March 31, 2023 and 2022 differs from the PRC statutory income tax rate of 25% primarily due to the recognition of full valuation allowance for deferred income tax assets of loss-making entities.

21.Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to income tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiary is subject to Hong Kong profits tax at the rate of 16.5% on its taxable income generated from the operations in Hong Kong. The first HK$2 million of assessable profits earned by a company will be taxed at 8.25% whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Company to benefit from the progressive rates. Additionally, upon payments of dividends to the shareholders, no Hong Kong withholding tax will be imposed.

No provision for Hong Kong profits tax has been made in the financial statements as the subsidiary in Hong Kong has no assessable profits for the years ended December 31, 2022, 2021 and 2020.

The Inland Revenue (Amendment) (Taxation on Specified Foreign-sourced income) Bill 2022 (“the new FSIE regime”) has been enacted in Hong Kong on December 14, 2022 and will have effect from January 1, 2023 onwards. This is to address the European Union’s inclusion of Hong Kong in the “grey list” in concern of any risk of double non-taxation arising from the tax exemption of offshore passive income for companies in Hong Kong without substantial economic substance. From January 1, 2023, offshore passive income (including interest income, dividend income or gain on disposal of equity interest (where applicable)), that is received or deemed to be received in Hong Kong (i.e., identical to the “received” concept in Singapore), would need to meet additional requirements, including, amongst others, the economic substance requirements (i.e. similar to offshore jurisdictions like Cayman Islands, BVI, etc.) in order to continue to be entitled to the offshore income tax exemption in Hong Kong.

Mainland PRC

The Company’s subsidiaries in Mainland PRC are subject to the PRC Corporate Income Tax Law (“CIT Law”) and are taxed at the statutory income tax rate of 25%, unless a preferential income tax rate is otherwise stipulated.

The components of loss before income taxes are as follows:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020
Mainland PRC	(506,323,501)	(371,992,927)	(132,554,844)
Hong Kong S.A.R and overseas entities	(238,424,750)	(10,936,239)	(10,505,323)
Total	(744,748,251)	(382,929,166)	(143,060,167)

For the years ended December 31, 2022, 2021 and 2020, there are no current and deferred income tax expenses recorded in the Company’s consolidated financial statements.

21.Income tax (continued)

Reconciliation of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2022, 2021 and 2020 are as follows:

	Year ended	Year ended	Year ended
	December 31, 2022	December 31, 2021	December 31, 2020

PRC statutory tax rate	(25.0)%	(25.0)%	(25.0)%
Effect of tax rate differential for non-PRC entities	7.9%	0.7%	1.8%
Effect of non-deductible expenses	0.1%	0.3%	0.8%
Change in valuation allowance	17.0%	24.0%	22.4%
Actual income tax rate	—	—	—

Deferred income tax assets

	December 31, 2022	December 31, 2021
Operating losses carryforwards	238,086,013	133,725,956
Contract liabilities	4,060,385	2,472,812
Impairment losses	1,969,902	250,470
Operating lease liabilities	250,179,307	—
Other current liabilities	27,925,076	12,644,968
Software	428,758	—

Total gross deferred tax assets	522,649,441	149,094,206
Less: valuation allowances	(275,431,351)	(149,094,206)

Deferred tax assets, net of valuation allowance	247,218,090	—
Right-of-use assets	(236,718,196)	—
Leasehold improvements	(10,499,894)	—
Deferred tax liability	(247,218,090)	—

Deferred tax assets	(247,218,090)	—
Deferred tax liabilities	247,218,090	—
Net deferred tax assets	—	—

As of December 31, 2022, the Company had net operating loss carry forwards of RMB949,778,051 attributable to the PRC subsidiaries. Tax losses of the subsidiaries in PRC of RMB17,429,438, RMB46,953,288, RMB80,318,984, RMB411,354,697 and RMB393,721,644 will expire, if unused, by year 2024, 2025, 2026 and 2027 respectively.

A valuation allowance is provided against deferred income tax assets when the Company determines that it is more-likely-than-not that the deferred income tax assets will not be utilized in the foreseeable future. In making such determination, the Company evaluates a variety of factors including the Company’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

As of December 31, 2022 and 2021, the valuation allowance of RMB275,431,351 and RMB149,094,206 were related to the deferred income tax assets of the PRC entities which were in loss position. Since these entities have incurred accumulated net operating losses for income tax purposes since their inception, the Company has provided full valuation allowance for the net deferred income tax assets as of December 31, 2022 and 2021.

21.Income tax (continued)

Changes in valuation allowance are as follows:

	December 31, 2022	December 31, 2021
Balance at the beginning of the year	149,094,206	57,096,996
Increases in the year	126,337,145	91,997,210

Balance at the end of the year	275,431,351	149,094,206

According to the PRC Tax Administration and Collection Law, the statute of limitation is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitation is extended to five years under special circumstances where the underpayment of taxes is more than RMB100 thousand. In the case of transfer pricing issues, the statute of limitation is 10 years. There is no statute of limitation in the case of tax evasion. The income tax returns of the Company’s PRC subsidiaries for the years from establishment (i.e., 2018) to 2022 are open to examination by the PRC tax authorities.